UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2014 (Unaudited)

DWS Global Small Cap Growth Fund
	Shares	Value ($)
Common Stocks 93.5%
Australia 0.3%
Austal Ltd.* (Cost $2,394,918)	1,805,595	1,343,162
Bermuda 0.8%
Lazard Ltd. "A" (Cost $2,580,692)	103,096	4,408,385
Brazil 0.4%
Fleury SA (Cost $3,694,212)	315,457	2,411,761
Canada 1.4%
Quebecor, Inc. "B"	107,440	2,288,195
SunOpta, Inc.*	564,643	5,279,412

(Cost $7,431,171)		7,567,607
China 1.4%
Charm Communications, Inc. (ADR)	341,847	1,456,268
Minth Group Ltd.	3,128,392	6,057,379

(Cost $4,697,744)		7,513,647
Cyprus 0.7%
ProSafe SE	582,074	3,876,602
Songa Offshore*	314,913	141,991

(Cost $4,966,024)		4,018,593
Denmark 1.0%
GN Store Nord AS (Cost $3,415,313)	236,001	5,600,851
Finland 0.7%
Cramo Oyj (Cost $4,030,157)	184,220	3,655,715
France 2.2%
Flamel Technologies SA (ADR)*	510,242	5,582,048
JC Decaux SA	143,906	6,137,278

(Cost $10,588,598)		11,719,326
Germany 3.7%
Fresenius Medical Care AG & Co. KGaA	32,004	2,251,128
M.A.X. Automation AG	605,286	4,146,735
Rational AG	12,975	3,989,331
United Internet AG (Registered)	219,193	9,577,402

(Cost $5,140,673)		19,964,596
Hong Kong 5.4%
Hong Kong Television Network Ltd.*	4,491,428	1,679,028
K Wah International Holdings Ltd.	10,582,740	8,252,678
Playmates Toys Ltd.*	7,780,597	3,664,786
REXLot Holdings Ltd. (a)	64,723,653	10,139,183
Sun Hung Kai & Co., Ltd.	736,000	426,077
Techtronic Industries Co., Ltd.	1,787,659	4,595,232

(Cost $15,023,079)		28,756,984
Indonesia 0.6%
PT Arwana Citramulia Tbk (Cost $3,537,981)	50,344,712	3,091,577
Ireland 2.9%
C&C Group PLC	553,012	3,129,816
Paddy Power PLC	76,996	6,071,904
Ryanair Holdings PLC*	725,360	6,181,933

(Cost $3,618,967)		15,383,653
Italy 0.9%
Prysmian SpA (Cost $3,898,065)	196,672	4,808,952
Japan 6.7%
Ai Holdings Corp.	285,034	3,822,821
Avex Group Holdings, Inc.	259,135	5,890,276
Iida Group Holdings Co., Ltd.*	183,353	3,245,461
Kusuri No Aoki Co., Ltd.	63,502	3,360,397
Medical System Network Co., Ltd.	361,109	1,828,191
MISUMI Group, Inc.	98,628	2,823,086
Nippon Seiki Co., Ltd.	377,271	7,128,488
United Arrows Ltd.	100,180	3,253,896
Universal Entertainment Corp. (a)	176,250	3,224,161
Yumeshin Holdings Co., Ltd.	160,664	1,415,620

(Cost $27,772,090)		35,992,397
Luxembourg 0.2%
L'Occitane International SA (a) (Cost $1,118,940)	570,347	1,129,646
Malaysia 1.3%
Hartalega Holdings Bhd.	1,892,178	4,012,354
Tune Ins Holdings Bhd.*	4,961,050	2,772,429

(Cost $4,913,059)		6,784,783
Netherlands 3.9%
Brunel International NV	87,846	5,162,069
Chicago Bridge & Iron Co. NV (b)	67,293	5,046,302
Koninklijke Vopak NV	74,199	4,077,686
SBM Offshore NV*	330,029	6,352,233

(Cost $9,227,495)		20,638,290
Panama 0.7%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $3,528,324)	148,290	3,766,566
Philippines 1.3%
Alliance Global Group, Inc.	8,442,519	4,997,162
Century Properties Group, Inc.	37,463,427	1,075,031
Emperador, Inc.*	1,579,956	397,469
House of Investments, Inc.	2,673,455	356,798

(Cost $5,374,830)		6,826,460
Singapore 1.1%
Lian Beng Group Ltd.	9,521,102	3,909,957
UE E&C Ltd.	2,462,734	1,934,952
Yongnam Holdings Ltd.	632,546	114,098

(Cost $5,074,852)		5,959,007
Switzerland 1.0%
Dufry AG (Registered)* (Cost $4,175,342)	35,232	5,523,193
Thailand 0.4%
Malee Sampran PCL (Foreign Registered) (Cost $3,800,773)	2,267,654	2,078,053
United Kingdom 12.4%
Arrow Global Group PLC*	794,038	3,192,950
Babcock International Group PLC	451,666	10,316,619
Burberry Group PLC	135,161	3,212,818
Clinigen Group PLC	366,192	3,534,004
Crest Nicholson Holdings PLC*	859,769	5,182,572
Domino's Pizza Group PLC	336,506	2,923,147
Essentra PLC	322,697	4,395,430
Hargreaves Lansdown PLC	248,494	6,061,808
HellermannTyton Group PLC	965,900	4,711,206
IG Group Holdings PLC	395,276	4,065,946
Jardine Lloyd Thompson Group PLC	193,574	3,363,520
John Wood Group PLC	284,520	3,002,192
Monitise PLC*	2,730,895	2,997,085
Nanoco Group PLC*	1,005,531	1,903,313
Rotork PLC	100,992	4,081,448
Spirax-Sarco Engineering PLC	76,762	3,681,066

(Cost $39,878,290)		66,625,124
United States 42.1%
Advance Auto Parts, Inc.	37,677	4,325,696
Affiliated Managers Group, Inc.*	27,174	5,414,148
Altra Industrial Motion Corp. (a)	106,472	3,338,962
Ascena Retail Group, Inc.*	137,460	2,578,750
BE Aerospace, Inc.*	87,122	6,923,585
BorgWarner, Inc. (a)	77,976	4,187,311
Cancer Genetics, Inc.* (a)	181,733	3,223,943
Cardtronics, Inc.*	82,336	3,171,583
Catamaran Corp.*	77,534	3,769,703
Chart Industries, Inc.*	44,726	3,821,390
Cognex Corp.	103,254	4,073,370
CONMED Corp.	75,179	3,153,759
DFC Global Corp.* (a)	323,461	2,432,427
Dresser-Rand Group, Inc.*	76,712	4,372,584
Encore Capital Group, Inc.* (a)	118,905	5,658,689
Fox Factory Holding Corp.*	157,137	2,548,762
Furiex Pharmaceuticals, Inc.*	58,272	2,701,490
Hain Celestial Group, Inc.* (a)	34,328	3,154,400
Harris Corp.	61,426	4,259,279
Haynes International, Inc.	48,178	2,463,823
HeartWare International, Inc.*	42,045	4,171,285
Imperva, Inc.*	87,484	4,811,620
Jack in the Box, Inc.*	62,969	3,184,342
Jarden Corp.*	72,573	4,387,038
Kindred Healthcare, Inc.	175,574	3,325,372
Leucadia National Corp.	175,747	4,803,166
Manitowoc Co., Inc.	258,432	7,352,390
MICROS Systems, Inc.* (a)	53,040	2,945,311
NxStage Medical, Inc.*	195,870	2,536,517
Oasis Petroleum, Inc.*	71,783	3,001,247
Ocwen Financial Corp.*	79,785	3,521,710
Oil States International, Inc.*	32,579	3,060,797
Pacira Pharmaceuticals, Inc.*	146,375	10,031,079
PAREXEL International Corp.*	41,110	2,006,579
PTC, Inc.*	95,711	3,414,969
Roadrunner Transportation Systems, Inc.*	146,612	3,848,565
Rosetta Resources, Inc.*	41,920	1,786,211
Sears Hometown & Outlet Stores, Inc.*	103,481	2,172,066
Sinclair Broadcast Group, Inc. "A"	134,180	4,215,936
Springleaf Holdings, Inc.* (a)	233,317	5,590,275
Sunshine Heart, Inc.*	321,945	3,200,133
Synta Pharmaceuticals Corp.*	387,463	2,069,052
Tenneco, Inc.*	94,042	5,345,347
The Bancorp., Inc.*	205,137	3,907,860
Thoratec Corp.*	129,886	4,538,217
TIBCO Software, Inc.*	128,760	2,741,300
TiVo, Inc.*	288,872	3,579,124
Tristate Capital Holdings, Inc.* (a)	216,508	2,974,820
United Rentals, Inc.* (a)	70,377	5,696,314
Urban Outfitters, Inc.*	127,788	4,577,366
VeriFone Systems, Inc.*	156,427	4,537,947
WABCO Holdings, Inc.*	58,513	5,044,991
Waddell & Reed Financial, Inc. "A"	105,555	6,842,075
WageWorks, Inc.*	89,830	5,586,528
Zeltiq Aesthetics, Inc.* (a)	233,276	4,779,825
Zions Bancorp. (a)	143,029	4,112,084

(Cost $147,270,713)		225,273,112

Total Common Stocks (Cost $327,152,302)		500,841,440
Warrants 0.0%
Malaysia
Hartalega Holdings Bhd., Expiration Date 5/29/2015* (Cost $0)	219,112	195,116
Securities Lending Collateral 10.0%
Daily Assets Fund Institutional, 0.08% (c) (d) (Cost $53,300,249)	53,300,249	53,300,249
Cash Equivalents 5.4%
Central Cash Management Fund, 0.04% (c) (Cost $28,770,083)	28,770,083	28,770,083

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $409,222,634) †	108.9	583,106,888
Other Assets and Liabilities, Net	(8.9)	(47,677,213)

Net Assets	100.0	535,429,675

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $411,485,429.  At January 31, 2014, net unrealized appreciation for all securities based on tax cost was $171,621,459.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $196,900,000 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $25,278,541.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2014 amounted to $48,537,364, which is 9.1% of net assets.

(b)	Listed on the New York Stock Exchange.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

At January 31, 2014 the DWS Global Small Cap Growth Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Warrants
Consumer Discretionary	120,325,525	24.0%
Industrials	117,380,513	23.4%
Financials	82,642,644	16.5%
Health Care	73,094,216	14.6%
Information Technology	51,835,124	10.4%
Energy	29,671,543	5.9%
Consumer Staples	19,227,738	3.8%
Materials	6,859,253	1.4%
Total	501,036,556	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$1,343,162	$—	$1,343,162
Bermuda	4,408,385	—	—	4,408,385
Brazil	2,411,761	—	—	2,411,761
Canada	7,567,607	—	—	7,567,607
China	1,456,268	6,057,379	—	7,513,647
Cyprus	—	4,018,593	—	4,018,593
Denmark	—	5,600,851	—	5,600,851
Finland	—	3,655,715	—	3,655,715
France	5,582,048	6,137,278	—	11,719,326
Germany	—	19,964,596	—	19,964,596
Hong Kong	—	28,756,984	—	28,756,984
Indonesia	—	3,091,577	—	3,091,577
Ireland	—	15,383,653	—	15,383,653
Italy	—	4,808,952	—	4,808,952
Japan	—	35,992,397	—	35,992,397
Luxembourg	—	1,129,646	—	1,129,646
Malaysia	—	6,784,783	—	6,784,783
Netherlands	5,046,302	15,591,988	—	20,638,290
Panama	3,766,566	—	—	3,766,566
Philippines	—	6,826,460	—	6,826,460
Singapore	—	5,959,007	—	5,959,007
Switzerland	—	5,523,193	—	5,523,193
Thailand	—	2,078,053	—	2,078,053
United Kingdom	—	66,625,124	—	66,625,124
United States	225,273,112	—	—	225,273,112
Warrants	—	195,116	—	195,116
Short-Term Investments (e)	82,070,332	—	—	82,070,332
Total	$337,582,381	$245,524,507	$—	$583,106,888

There have been no transfers between fair value measurement levels during the period ended January 31, 2014.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Small Cap Growth Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	3/25/2014